Statements of Changes in Shareholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 44,550	$ 192,106	$ (264,195)		$ (27,539)
Beginning balance, shares at Dec. 31, 2020		44,550,000
Net loss				(345,356)		(345,356)
Issuance of preferred stock to related party	$ 10,000		348,191			358,191
Issuance of preferred stock to related party, shares	10,000,000
Ending balance, value at Dec. 31, 2021	$ 10,000	$ 44,550	540,297	(609,551)		(14,704)
Ending balance, shares at Dec. 31, 2021	10,000,000	44,550,000
Net loss				(1,353)		(1,353)
Conversion of 10,000,000 shares of Series A Preferred Stock into 400,950,000 shares of common stock with a cost basis of $0.001 per share	$ (10,000)	$ 400,950	(390,950)
Conversion of 10,000,000 shares of Series A Preferred Stock into 400,950,000 shares of common stock with a cost basis of $0.001 per share, shares	(10,000,000)	400,950,000
Ending balance, value at Mar. 31, 2022		$ 445,500	149,347	(610,904)		(16,057)
Ending balance, shares at Mar. 31, 2022		445,500,000
Beginning balance, value at Dec. 31, 2021	$ 10,000	$ 44,550	540,297	(609,551)		(14,704)
Beginning balance, shares at Dec. 31, 2021	10,000,000	44,550,000
Net loss				(29,740)		(29,740)
Conversion of 10,000,000 shares of Series A Preferred Stock into 400,950,000 shares of common stock with a cost basis of $0.001 per share	$ (10,000)	$ 400,950	(390,950)
Conversion of 10,000,000 shares of Series A Preferred Stock into 400,950,000 shares of common stock with a cost basis of $0.001 per share, shares	(10,000,000)	400,950,000
Ending balance, value at Dec. 31, 2022		$ 445,500	149,347	(639,291)		(44,444)
Ending balance, shares at Dec. 31, 2022		445,500,000
Beginning balance, value at Mar. 31, 2022		$ 445,500	149,347	(610,904)		(16,057)
Beginning balance, shares at Mar. 31, 2022		445,500,000
Net loss				(28,387)		(28,387)
Ending balance, value at Dec. 31, 2022		$ 445,500	149,347	(639,291)		(44,444)
Ending balance, shares at Dec. 31, 2022		445,500,000
Common stock		$ 10,000				10,000
Common stock, shares		10,000,000
Net loss				31,749		31,749
Foreign currency translation adjustments					(688)	(688)
Ending balance, value at Mar. 31, 2023		$ 455,500	$ 149,347	$ (607,542)	$ (688)	$ (3,383)
Ending balance, shares at Mar. 31, 2023		455,500,000